SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 16 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories through its Gedera facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

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OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

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MRO Services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps.

The Group’s chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data, consistent with the presentation in the accompanying financial statements. CODM reviews revenue, gross profit, operating income and the following assets: Cash, accounts receivable and inventory.

b.	Segments statement operations disclosure:

The following financial information is the information that management uses for analyzing the segment results. The figures are presented in consolidated method as presented to management.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2019
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,552	$34,183	$38,687	$8,610	$-	$102,032
Intersegment revenues	6,037	250	-	-	(6,287)	-
Total revenues	26,589	34,433	38,687	8,610	(6,287)	102,032

Cost of revenues	23,998	27,852	33,337	7,751	(6,468)	86,470
Gross profit	2,591	6,581	5,350	859	181	15,562

Research and development	58	83	7	(74)	-	74
Selling and marketing	1,530	1,638	1,334	757	-	5,259
General and administrative	1,978	2,734	2,408	1,131	-	8,251

Operating income (loss)	$(975)	$2,126	$1,601	$(955)	$181	$1,978
Financial expenses, net						451
Income before taxes on income						1,527

	Year ended December 31, 2018
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,065	$30,929	$32,487	$9,697	$-	$93,178
Intersegment revenues	4,642	415	-	-	(5,057)	-
Total revenues	24,707	31,344	32,487	9,697	(5,057)	93,178

Cost of revenues	25,612	27,659	28,561	8,298	(5,343)	84,787
Gross profit (loss)	(905)	3,685	3,926	1,399	286	8,391

Research and development	287	98	-	168	-	553
Selling and marketing	1,512	1,660	1,324	417	-	4,913
General and administrative	2,384	2,375	2,631	1,169	-	8,559
Other income	(2)	-	(2)	-	-	(4)

Operating income (loss)	$(5,086)	$(448)	$(27)	$(355)	$286	$(5,630)
Financial expenses, net						102
Loss before taxes on income						(5,732)

	Year ended December 31, 2017
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$27,898	$34,615	$33,009	$11,005	$-	$106,527
Intersegment revenues	3,339	197	-	-	(3,536)	-
Total revenues	31,237	34,812	33,009	11,005	(3,536)	106,527

Cost of revenues	25,535	26,085	29,026	9,057	(3,620)	86,083
Gross profit	5,702	8,727	3,983	1,948	84	20,444

Research and development	398	169	-	164	-	731
Selling and marketing	1,968	1,358	1,213	435	-	4,974
General and administrative	2,072	3,182	3,049	1,106	-	9,409
Other expenses	-	-	53	-	-	53

Operating income (loss)	$1,264	$4,018	$(332)	$243	$84	$5,277
Financial expenses, net						338
Income before taxes on income						4,939

c.	The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2019
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,149	31,031	34,264	10,194	10,037	114,675
Depreciation and amortization	1,601	1,031	786	954	-	4,372
Expenditure for segment assets	1,600	1,180	803	239	-	3,822

	Year ended December 31, 2018
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	26,171	33,794	27,687	11,100	4,535	103,287
Depreciation and amortization	1,476	1,044	705	960	-	4,185
Expenditure for segment assets	2,665	588	764	144	-	4,161

	Year ended December 31, 2017
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,411	35,067	27,276	11,915	8,326	111,995
Depreciation and amortization	1,299	1,029	653	960	-	3,941
Expenditure for segment assets	1,769	866	847	402	-	3,884